Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Current
Borrowing arrangements	$ 3,095
Current borrowings	3,095
Non-current
Borrowing arrangements	61,905	$ 65,000
Less: transaction costs	(6,328)	(6,328)
Amortization of carrying amount, net of payments made	4,810	725
Borrowings	$ 60,387	$ 59,397